Group assets and liabilities - measurement	12 Months Ended
Dec. 31, 2018
Group assets and liabilities - measurement
Group assets and liabilities - measurement

C3.1  Group assets and liabilities – measurement

(a)     Determination of fair value

The fair values of the financial instruments for which fair valuation is required under IFRS are determined by the use of current market bid prices for exchange-quoted investments or by using quotations from independent third parties such as brokers and pricing services or by using appropriate valuation techniques.

The estimated fair value of derivative financial instruments reflects the estimated amount the Group would receive or pay in an arm’s-length transaction. This amount is determined using quoted prices if exchange listed, quotations from independent third parties or valued internally using standard market practices.

Other than the loans which have been designated at fair value through profit or loss, the loans and receivables have been shown net of provisions for impairment. The fair value of loans have been estimated from discounted cash flows expected to be received. The discount rate is updated for the market rate of interest where applicable.

The fair value of investment properties is based on market values as assessed by professionally qualified external valuers or by the Group’s qualified surveyors.

The fair value of the subordinated and senior debt issued by the parent company is determined using quoted prices from independent third parties.

The fair value of financial liabilities (other than derivative financial instruments) is determined using discounted cash flows of the amounts expected to be paid.

(b)    Fair value measurement hierarchy of Group assets and liabilities

Assets and liabilities carried at fair value on the statement of financial position

The table below shows the assets and liabilities carried at fair value analysed by level of the IFRS 13, ‘Fair Value Measurement’ defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

Financial instruments at fair value

	31 Dec 2018 £m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
Analysis of financial investments, net of derivative liabilities by business type
With-profits
Loans	-	-	1,703	1,703
Equity securities and portfolio holdings in unit trusts	52,320	5,447	488	58,255
Debt securities	31,210	48,981	811	81,002
Other investments (including derivative assets)	143	3,263	4,325	7,731
Derivative liabilities	(85)	(1,231)	-	(1,316)
Total financial investments, net of derivative liabilities	83,588	56,460	7,327	147,375
Percentage of total	57%	38%	5%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	152,987	505	9	153,501
Debt securities	4,766	9,727	-	14,493
Other investments (including derivative assets)	6	3	6	15
Derivative liabilities	(2)	(3)	-	(5)
Total financial investments, net of derivative liabilities	157,757	10,232	15	168,004
Percentage of total	94%	6%	0%	100%
Non-linked shareholder-backed
Loans	-	-	3,050	3,050
Equity securities and portfolio holdings in unit trusts	2,957	2	18	2,977
Debt securities	17,687	61,803	371	79,861
Other investments (including derivative assets)	61	1,258	941	2,260
Derivative liabilities	(2)	(1,760)	(423)	(2,185)
Total financial investments, net of derivative liabilities	20,703	61,303	3,957	85,963
Percentage of total	24%	71%	5%	100%

Group total analysis, including other financial liabilities held at fair value
Loans	-	-	4,753	4,753
Equity securities and portfolio holdings in unit trusts	208,264	5,954	515	214,733
Debt securities	53,663	120,511	1,182	175,356
Other investments (including derivative assets)	210	4,524	5,272	10,006
Derivative liabilities	(89)	(2,994)	(423)	(3,506)
Total financial investments, net of derivative liabilities	262,048	127,995	11,299	401,342
Investment contract liabilities without discretionary participation features held at fair value	-	(16,054)	-	(16,054)
Borrowings attributable to with-profits businesses	-	-	(1,606)	(1,606)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(6,852)	(3,811)	(988)	(11,651)
Other financial liabilities held at fair value	-	(2)	(3,404)	(3,406)
Total financial instruments at fair value	255,196	108,128	5,301	368,625
Percentage of total	70%	29%	1%	100%

	31 Dec 2017 £m
	Level 1	Level 2	Level 3
	Quoted prices	Valuation based	Valuation based
	(unadjusted)	on significant	on significant
	in active	observable	unobservable
	markets	market inputs	market inputs	Total
Analysis of financial investments, net of derivative liabilities by business type
With-profits
Loans	—	—	2,023	2,023
Equity securities and portfolio holdings in unit trusts	57,347	4,470	351	62,168
Debt securities	29,143	45,602	348	75,093
Other investments (including derivative assets)	68	3,638	3,540	7,246
Derivative liabilities	(68)	(615)	—	(683)
Total financial investments, net of derivative liabilities	86,490	53,095	6,262	145,847
Percentage of total	60%	36%	4%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	158,631	457	10	159,098
Debt securities	4,993	5,226	—	10,219
Other investments (including derivative assets)	12	4	8	24
Derivative liabilities	—	(1)	—	(1)
Total financial investments, net of derivative liabilities	163,636	5,686	18	169,340
Percentage of total	97%	3%	0%	100%
Non-linked shareholder-backed
Loans	—	—	2,814	2,814
Equity securities and portfolio holdings in unit trusts	2,105	10	10	2,125
Debt securities	21,443	64,313	306	86,062
Other investments (including derivative assets)	7	2,270	876	3,153
Derivative liabilities	—	(1,559)	(512)	(2,071)
Total financial investments, net of derivative liabilities	23,555	65,034	3,494	92,083
Percentage of total	25%	71%	4%	100%

Group total analysis, including other financial liabilities held at fair value
Loans	—	—	4,837	4,837
Equity securities and portfolio holdings in unit trusts	218,083	4,937	371	223,391
Debt securities	55,579	115,141	654	171,374
Other investments (including derivative assets)	87	5,912	4,424	10,423
Derivative liabilities	(68)	(2,175)	(512)	(2,755)
Total financial investments, net of derivative liabilities	273,681	123,815	9,774	407,270
Investment contract liabilities without discretionary participation features held at fair value	—	(17,397)	-	(17,397)
Borrowings attributable to with-profits businesses	—	—	(1,887)	(1,887)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(4,836)	(3,640)	(413)	(8,889)
Other financial liabilities held at fair value	—	—	(3,031)	(3,031)
Total financial instruments at fair value	268,845	102,778	4,443	376,066
Percentage of total	72%	27%	1%	100%

All assets and liabilities held at fair value are classified as fair value through profit or loss, except for £40,849 million (31 December 2017: £35,293 million) of debt securities classified as available-for-sale.

Investment properties at fair value

31 Dec £m
	Level 1	Level 2	Level 3
		Valuation based	Valuation based
	Quoted prices	on significant	on significant
	(unadjusted) in	observable	unobservable
	active markets	market inputs	market inputs	Total
2018	—	—	17,925	17,925
2017	—	—	16,497	16,497

Assets and liabilities at amortised cost and their fair value

The table below shows the assets and liabilities carried at amortised cost on the statement of financial position and their fair value. The assets and liabilities that are carried at amortised cost but where the carrying value approximates the fair value, are excluded from the analysis below.

	31 Dec 2018 £m
				Total	Total
				fair	carrying
	Level 1	Level 2	Level 3	value	value
		Valuation	Valuation
		based on	based on
	Quoted prices	significant	significant
	(unadjusted) in	observable	unobservable
	active markets	market inputs	market inputs
Assets
Loansnote (i)	—	2,898	10,768	13,666	13,257

Liabilities
Investment contract liabilities without discretionary participation features	—	—	(3,157)	(3,157)	(3,168)
Core structural borrowings of shareholder-financed businessesnote (ii)	—	(7,847)	—	(7,847)	(7,664)
Operational borrowings attributable to shareholder-financed businesses	—	(994)	(4)	(998)	(998)
Borrowings attributable to the with-profits funds	—	(2,035)	(68)	(2,103)	(2,334)
Obligations under funding, securities lending and sale and repurchase agreements	—	(1,258)	(5,750)	(7,008)	(6,989)

	31 Dec 2017 £m
				Total	Total
				fair	carrying
	Level 1	Level 2	Level 3	value	value
		Valuation	Valuation
		based on	based on
	Quoted prices	significant	significant
	(unadjusted) in	observable	unobservable
	active markets	market inputs	market inputs
Assets
Loansnote (i)	—	2,756	10,183	12,939	12,205

Liabilities
Investment contract liabilities without discretionary participation features	—	—	(3,032)	(3,032)	(2,997)
Core structural borrowings of shareholder-financed businessesnote (ii)	—	(7,023)	—	(7,023)	(6,280)
Operational borrowings attributable to shareholder-financed businesses	—	(1,788)	(3)	(1,791)	(1,791)
Borrowings attributable to the with-profits funds	—	(1,761)	(71)	(1,832)	(1,829)
Obligations under funding, securities lending and sale and repurchase agreements	—	(1,410)	(4,318)	(5,728)	(5,662)

Notes

(i)   The carrying value of loans and receivables are reported net of allowance for loan losses of £46 million (31 December 2017: £28 million).

(ii)   As at 31 December 2018, £376 million (31 December 2017: £312 million) of convertible bonds were included in debt securities and £981 million (31 December 2017: £1,311 million) were included in borrowings.

The fair value of the assets and liabilities in the table above, with the exception of the subordinated and senior debt issued by the parent company, has been estimated from the discounted cash flows expected to be received or paid. Where appropriate, the observable market interest rate has been used and the assets and liabilities are classified within level 2. Otherwise, they are included as level 3 assets or liabilities.

The fair value included for the subordinated and senior debt issued by the parent company is determined using quoted prices from independent third parties.

(c)     Valuation approach for level 2 fair valued assets and liabilities

A significant proportion of the Group’s level 2 assets are corporate bonds, structured securities and other non-national government debt securities. These assets, in line with market practice, are generally valued using a designated independent pricing service or quote from third-party brokers. These valuations are subject to a number of monitoring controls, such as comparison to multiple pricing sources where available, monthly price variances, stale price reviews and variance analysis on prices achieved on subsequent trades.

When prices are not available from pricing services, quotes are sourced directly from brokers. Prudential seeks to obtain a number of quotes from different brokers so as to obtain the most comprehensive information available on their executability. Where quotes are sourced directly from brokers, the price used in the valuation is normally selected from one of the quotes based on a number of factors, including the timeliness and regularity of the quotes and the accuracy of the quotes considering the spreads provided. The selected quote is the one which best represents an executable quote for the security at the measurement date.

Generally, no adjustment is made to the prices obtained from independent third parties. Adjustment is made in only limited circumstances, where it is determined that the third-party valuations obtained do not reflect fair value (eg either because the value is stale and/or the values are extremely diverse in range). These are usually securities which are distressed or that could be subject to a debt restructure or where reliable market prices are no longer available due to an inactive market or market dislocation. In these instances, prices are derived using internal valuation techniques including those as described below in this note with the objective of arriving at a fair value measurement that reflects the price at which an orderly transaction would take place between market participants on the measurement date. The techniques used require a number of assumptions relating to variables such as credit risk and interest rates. Examples of such variables include an average credit spread based on the corporate bond universe and the relevant duration of the asset being valued. Prudential determines the input assumptions based on the best available information at the measurement dates. Securities valued in such manner are classified as level 3 where these significant inputs are not based on observable market data.

Of the total level 2 debt securities of £120,511 million at 31 December 2018 (31 December 2017: £115,141 million), £15,425 million are valued internally (31 December 2017: £13,910 million). The majority of such securities are valued using matrix pricing, which is based on assessing the credit quality of the underlying borrower to derive a suitable discount rate relative to government securities of a comparable duration. Under matrix pricing, the debt securities are priced taking the credit spreads on comparable quoted public debt securities and applying these to the equivalent debt instruments factoring in a specified liquidity premium. The majority of the parameters used in this valuation technique are readily observable in the market and, therefore, are not subject to interpretation.

(d)    Fair value measurements for level 3 fair valued assets and liabilities

Reconciliation of movements in level 3 assets and liabilities measured at fair value

The following table reconciles the value of level 3 fair valued assets and liabilities at 1 January 2018 to that presented at 31 December 2018.

Financial instruments at fair value

	£m
			Total
			gains
			(losses)
		Total	recorded
		net gains	as other
		(losses) in	compre-					Transfers	Transfers
	At	income	hensive					into	out of	At
2018	1 Jan	statement*	income	Purchases	Sales	Settled	Issued	level 3	level 3	31 Dec
Loans	4,837	(78)	162	62	(178)	(331)	279	—	—	4,753
Equity securities and portfolio holdings in unit trusts	371	38	8	125	(35)	—	—	8	—	515
Debt securities	654	(7)	—	666	(131)	—	—	—	—	1,182
Other investments (including derivative assets)	4,424	405	54	1,202	(813)	—	—	—	—	5,272
Derivative liabilities	(512)	27	(1)	—	–	—	—	—	63	(423)
Total financial investments, net of derivative liabilities	9,774	385	223	2,055	(1,157)	(331)	279	8	63	11,299
Borrowings attributable to with-profits businesses	(1,887)	(23)	—	—	—	304	—	—	—	(1,606)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(413)	67	31	—	—	57	(697)	—	(33)	(988)
Other financial liabilities	(3,031)	5	(170)	—	—	273	(481)	—	—	(3,404)
Total financial instruments at fair value	4,443	434	84	2,055	(1,157)	303	(899)	8	30	5,301

2017
Loans	2,699	17	(235)	2,129	—	(311)	236	302	—	4,837
Equity securities and portfolio holdings in unit trusts	722	11	(5)	186	(468)	(6)	—	1	(70)	371
Debt securities	942	51	(11)	216	(522)	—	—	—	(22)	654
Other investments (including derivative assets)	4,480	73	(133)	727	(725)	—	—	2	—	4,424
Derivative liabilities	(516)	4	—	—	—	—	—	—	—	(512)
Total financial investments, net of derivative liabilities	8,327	156	(384)	3,258	(1,715)	(317)	236	305	(92)	9,774
Borrowings attributable to with-profits businesses	—	(13)	—	—	—	115	(1,989)	—	—	(1,887)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(883)	(559)	—	(13)	—	1,276	(234)	—	—	(413)
Other financial liabilities	(2,851)	14	250	—	—	252	(311)	(385)	—	(3,031)
Total financial instruments at fair value	4,593	(402)	(134)	3,245	(1,715)	1,326	(2,298)	(80)	(92)	4,443

*       Of the total net gains and (losses) in the income statement of £434 million (2017: £(402) million), £398 million (2017: £(139) million) relates to net unrealised gains and losses of financial instruments still held at the end of the year, which can be analysed as follows:

	2018 £m	2017 £m
Loans	(71)	20
Equity securities	38	(12)
Debt securities	(16)	(5)
Other investments	370	(22)
Derivative liabilities	27	4
Borrowings attributable to with-profit operations	(23)	(13)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	67	(123)
Other financial liabilities	6	12
Total	398	(139)

Other assets at fair value – investment properties

	£m
			Total
			(losses)
			in
		Total	other
		gains in	compre-			Transfers	Transfers
	At	income	hensive			into	out of	At
	1 Jan	statement*	income	Purchases	Sales	level 3	level 3	31 Dec
2018	16,497	97	—	1,509	(178)	—	—	17,925
2017	14,646	415	(21)	2,048	(591)	—	—	16,497

*      Of the total net gains in the income statement of £97 million (2017: £415 million), £149 million (2017: £394 million) relates to net unrealised gains of investment properties still held at the end of the year.

Valuation approach for level 3 fair valued assets and liabilities

Financial instruments at fair value

Investments valued using valuation techniques include financial investments which by their nature do not have an externally quoted price based on regular trades, and financial investments for which markets are no longer active as a result of market conditions, eg market illiquidity. The valuation techniques used include comparison to recent arm’s-length transactions, reference to other instruments that are substantially the same, discounted cash flow analysis, option adjusted spread models and, if applicable, enterprise valuation. These techniques may include a number of assumptions relating to variables such as credit risk and interest rates. Changes in assumptions relating to these variables could positively or negatively impact the reported fair value of these instruments. When determining the inputs into the valuation techniques used priority is given to publicly available prices from independent sources when available, but overall the source of pricing is chosen with the objective of arriving at a fair value measurement that reflects the price at which an orderly transaction would take place between market participants on the measurement date.

The fair value estimates are made at a specific point in time, based upon available market information and judgements about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time a significant volume of a particular financial instrument, nor do they consider the tax impact of the realisation of unrealised gains or losses from selling the financial instrument being fair valued.

In accordance with the Group’s risk management framework, the estimated fair value of derivative financial instruments valued internally using standard market practices are subject to assessment against external counterparties’ valuations.

At 31 December 2018, the Group held £5,301 million (31 December 2017: £4,443 million) of net financial instruments at fair value within level 3. This represents 1 per cent (31 December 2017: 1 per cent) of the total fair valued financial assets net of fair valued financial liabilities. The principal financial assets, net of corresponding liabilities, classified as fair value within level 3 as of 31 December 2018 are described below:

(i)

£1,702 million of loans (31 December 2017: £1,983 million) and a corresponding £1,606 million (31 December 2017: £1,887 million) of borrowings are held by a subsidiary of the Group’s UK with-profits fund, attaching to a portfolio of buy-to-let mortgages and other loans financed largely by external third-party (non-recourse) borrowings. See note C3.3(c) for further details. The Group’s exposure is limited to the investment held by the UK with-profits fund, rather than to the individual loans and borrowings themselves. The fair value movements of these loans and borrowings have no effect on shareholders’ profit and equity. The most significant non observable inputs to the mortgage fair value are the level of future defaults and prepayments by the mortgage holders.

(ii)

Loans of £2,783 million at 31 December 2018 (31 December 2017: £2,512 million), measured as the loan outstanding balance, plus accrued investment income, attached to acquired REALIC business and held to back the liabilities for funds withheld under reinsurance arrangements. The funds withheld liability of £2,941 million at 31 December 2018 (31 December 2017: £2,664 million) is also classified within level 3, accounted for on a fair value basis being equivalent to the carrying value of the underlying assets.

(iii)

Excluding the above, the level 3 fair valued financial assets net of financial liabilities are £5,363 million (31 December 2017: £4,499 million). Of this amount, a net liability of £(298) million (31 December 2017: net liability of £(117) million) is internally valued, representing less than 0.1 per cent of the total fair valued financial assets net of financial liabilities (31 December 2017: less than 0.1 per cent). Internal valuations are inherently more subjective than external valuations. Included within these internally valued net asset/liability are:

(a)  Debt securities of £582 million (31 December 2017: £500 million), which are either valued on a discounted cash flow method with an internally developed discount rate or on external prices adjusted to reflect the specific known conditions relating to these securities (eg distressed securities or securities which were being restructured).

(b)  Private equity and venture investments in both debt and equity securities of £512 million (31 December 2017: £217 million) which are valued internally using discounted cash flows based on management information available for these investments. The significant unobservable inputs include the determination of expected future cash flows on the investments being valued, determination of the probability of counterparty default and prepayments and the selection of appropriate discount rates. The valuation is performed in accordance with International Private Equity and Venture Capital Association Valuation guidelines. These investments are principally held by consolidated investment funds that are managed on behalf of third parties.

(c)  Equity release mortgage loan investments of £268 million and a corresponding loan liability backed by these investments of £(354) million (31 December 2017: £302 million loan investments and a corresponding liability of £(385) million) which are valued internally using the discounted cash flow models. The inputs that are significant to the valuation of these investments are primarily the economic assumptions, being the discount rate (risk-free rate plus a liquidity premium) and property values.

(d)  Liabilities of £(898) million (31 December 2017: £(403) million) for the net asset value attributable to external unit holders in respect of the consolidated investment funds, which are non-recourse to the Group. These liabilities are valued by reference to the underlying assets.

(e)  Derivative liabilities of £(423) million (31 December 2017: £(512) million) which are valued internally using the discounted cash flow method in line with standard market practices but are subject to independent assessment against external counterparties’ valuations.

(f)  Other sundry individual financial investments of £15 million (31 December 2017: £164 million).

Of the internally valued net liability referred to above of £(298) million (31 December 2017: net liability of £(117) million):

-

A net liability of £(53) million (31 December 2017: net asset £67 million) is held by the Group’s participating funds and therefore shareholders’ profit and equity are not impacted by movements in the valuation of these financial instruments; and

-

A net liability of £(245) million (31 December 2017: £(184) million) is held to support non-linked shareholder-backed business. If the value of all the level 3 instruments held to support non-linked shareholder-backed business valued internally decreased by 10 per cent, the change in valuation would be £24 million (31 December 2017: £18 million), which would reduce shareholders’ equity by this amount before tax. All this amount passes through the income statement substantially as part of short-term fluctuations in investment returns outside of adjusted IFRS operating profit based on longer-term investment returns.

Other assets at fair value – investment properties

The investment properties of the Group are principally held by the UK and Europe insurance operations that are valued taking into account advice from professionally qualified external valuers using the Royal Institution of Chartered Surveyors (RICS) valuation standards. An ‘income capitalisation’ technique is predominantly applied for these properties. This technique calculates the value through the yield and rental value depending on factors such as the lease length, building quality, covenant and location. The variables used are compared to recent transactions with similar features to those of the Group’s investment properties. As the comparisons are not with properties that are virtually identical to the Group’s investment properties, adjustments are made by the valuers where appropriate to the variables used. Changes in assumptions relating to these variables could positively or negatively impact the reported fair value of the properties.

(e)    Transfers into and transfers out of levels

The Group’s policy is to recognise transfers into and transfers out of levels as of the end of each half year reporting period except for material transfers which are recognised as of the date of the event or change in circumstances that caused the transfer. Transfers are deemed to have occurred when there is a material change in the observed valuation inputs or a change in the level of trading activities of the securities.

During the year, the transfers between levels within the Group’s portfolio were primarily transfers from level 1 to level 2 of £908 million and transfers from level 2 to level 1 of £976 million. These transfers which relate to equity securities and debt securities arose to reflect the change in the observed valuation inputs and in certain cases, the change in the level of trading activities of the securities.

In addition, the transfers into level 3 during the year were £8 million and the transfers out of level 3 were £30 million. These transfers were primarily between levels 3 and 2 for derivative liabilities.

(f)    Valuation processes applied by the Group

The Group’s valuation policies, procedures and analyses for instruments categorised as level 3 are overseen by business unit committees as part of the Group’s wider financial reporting governance processes. The procedures undertaken include approval of valuation methodologies, verification processes, and resolution of significant or complex valuation issues. In undertaking these activities the Group makes use of the extensive expertise of its asset management functions. In addition, the Group has minimum standards for independent price verification to ensure valuation accuracy is regularly independently verified. Adherence to this policy is monitored across the business units.